INVENTORIES	12 Months Ended
Dec. 31, 2019
INVENTORIES
INVENTORIES

16.   INVENTORIES

	December 31,
	2018	2019
	RMB	RMB

Crude oil and other raw materials	85,469	88,465
Work in progress	13,690	12,615
Finished goods	88,929	91,368
Spare parts and consumables	2,872	2,576
	190,960	195,024
Less: Allowance for diminution in value of inventories	(6,376)	(2,582)
	184,584	192,442

Allowance for diminution in value of inventories is analyzed as follows:

	2017	2018	2019
	RMB	RMB	RMB

Balance as of January 1	920	1,155	6,376
Allowance for the year	436	5,535	1,616
Reversal of allowance on disposal	(13)	(114)	(189)
Written off	(190)	(217)	(5,233)
Other increase	2	17	12
Balance as of December 31	1,155	6,376	2,582

During the years ended December 31, 2017, 2018 and 2019, the costs of inventories recognized as an expense in the consolidated statement of income were RMB 1,854,629, RMB 2,366,199, and RMB 2,450,911, respectively. Such costs include the write-down of inventories of RMB 436, RMB 5,535, and RMB 1,616, respectively, and the reversal of write-down of inventories of RMB 13, RMB 114 and RMB 189, respectively. The write-down of inventories and the reversal of write-down of inventories were recorded in purchased crude oil, products and operating supplies and expenses in the consolidated statement of income. The write-down of inventories which were realized primarily with the sales of inventories for the years ended December 31, 2017, 2018 and 2019 were RMB 190, RMB 217 and RMB 5,233. The write-down of inventories for the year ended December 31, 2019 is mainly related to finished goods.